LIQUIDITY AND GOING CONCERN	12 Months Ended
Dec. 31, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
LIQUIDITY AND GOING CONCERN

NOTE 2 – LIQUIDITY AND GOING CONCERN

As indicated in the Company’s consolidated financial statements, the Company reported a net loss of approximately $3.7 million, $3.5 million and $1.7 million for the years ended December 31, 2024, 2023 and 2022, respectively, and its cash and cash equivalents had declined to $1,280,911 as of December 31, 2024. The Company’s ability to continue as a going concern is dependent on its ability to continue to meet its obligations as they become due, and obtain additional or alternative financing required to fund its working capital requirements.

The Company expects to fund its operations primarily through cash flow from operations and borrowings from related parties or financial institutions. In the event that the Company requires additional funding to finance its operations, the Company’s major shareholders have indicated their intent and ability to provide such financial support. Based on the Company’s production schedule as of the date of this report, the Company has received customer orders with delivery scheduled up to August 2025. After careful consideration of the Company’s most recent cash flow projections and working capital requirements (including but not limited to orders from its key customers), management of the Company believes that the Company will be able to continue to operate as a going concern in the foreseeable future and it will have sufficient working capital to meet its operating needs for at least the next 12 months from the date of filing this report.

The accompanying consolidated financial statements have been prepared assuming that the Company will continue as a going concern, which contemplates the realization of assets and satisfaction of liabilities in the normal course of business. These consolidated financial statements do not include any adjustments related to the recoverability and classification of the recorded asset amounts and classification of liabilities that might be necessary should the Company be unable to continue as a going concern.